Share-based compensation - Additional information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021 shares individual	Dec. 31, 2021 USD ($) shares component	Dec. 31, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of components of share-based compensation plan | component		5
Share-based compensation | $		$ 2,261	$ 1,619	[1]
Number of common shares exercisable for each share option		1
Number of common shares reserved for issuance		2,845,420
Number of options granted (in shares)		154,414	65,050
Senior Executive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)	63,992
Number of individuals granted with excess options | individual	6
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (in shares)		0	0

[1]	Please refer to Note 4 for retrospective change of accounting policy.